LONG-TERM DEBT - Senior secured term credit facility (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 18, 2018	Sep. 21, 2015	Dec. 31, 2018	Dec. 31, 2017	Feb. 14, 2017
Long-Term Debt
Notional amount					$ 100,000
Callable gold and silver agreement		$ 150,000
Share value private placement		40,000
Other assets				$ 132
Repayment of credit facility			$ 422,724
Senior secured term credit facility
Long-Term Debt
Notional amount		350,000
Maximum borrowing capacity		$ 350,000
Interest rate (as a percent)		7.50%
Extension period (in years)			1 year
Extension fee (as a percent of principal)			2.50%
Gain (loss) fair value of embedded derivatives			$ (132)	(1,624)
Effective interest rate (as a percent)			15.00%
Interest expense			$ 56,834	26,091
Capitalized interest			$ 0	$ 22,156
Repayment of credit facility	$ 422,724